Income (loss) per share (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Loss Per Share Details
Net income (loss) for the year	(5,341,561)	2,062,728	(3,584,601)
Weighted average number of common shares outstanding Common shares issued	40,882,108	38,453,392	33,696,620
Weighted average number of common shares outstanding Convertible preferred shares	778,082	2,000,000	2,000,000
Weighted average number of common shares outstanding Basic	41,660,190	40,453,392	35,696,620
Weighted average number of common shares outstanding Additional shares related to assumed exercise of Stock options under treasury stock method		337,070
Weighted average number of common shares outstanding Contingently issuable preferred shares		8,000,000
Weighted average number of common shares outstanding Diluted	41,660,190	48,790,462	35,696,620
Income (loss) per share - Basic	(0.13)	0.05	(0.10)
Income (loss) per share - Diluted	(0.13)	0.04	(0.10)